SHAREHOLDERS' EQUITY - Assumptions Used (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	5 years	5 years	5 years	5 years
Risk-free interest rate	4.00%	1.70%	1.70%
Risk-free interest rate, Minimum			1.70%	0.40%
Risk-free interest rate, Maximum				0.90%
Expected volatility	137.00%	132.00%	132.00%
Expected volatility, Minimum			132.00%	91.00%
Expected volatility, Maximum				137.00%
Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)				9 months 18 days
Risk-free interest rate				0.40%
Dividend yield				0.00%
Expected volatility				186.00%